UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:                September 30, 2002

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):                 [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Name:            Manulife Asset Management (US) LLC
Address:         101 Huntington Avenue
                 Boston, MA 02199


Form 13F File Number: 028-03673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: William Corson
Title: Chief Compliance Officer
Phone:(617) 375-6850

William Corson                    Boston, MA                   February 12, 2013
--------------                    ----------                   ----------------
[Signature]                       [City, State]                [Date]

NOTE: The original filing was made under the name Sovereign Asset Management Corporation.

Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:                          NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                             0

Form 13F Information Table Entry Total:                                       89

Form 13F Information Table Value Total:                  US $484,354 (thousands)


List of Other Included Managers: NONE

                                                                                                        VOTING AUTHORITY
                           Title of  CUSIP      Value     Shares or   SH/  Put/  Investment  Other
Name of Issuer             Class     Number     (x$1000)  Prn Amount  PRN  Call  Discretion  Manager  SOLE    SHARED  NONE
3M COMPANY COM             COM       88579Y101   3,993     36,310     SH         SOLE                    520    0      35790
ABBOTT LABS                COM       002824100   4,787    118,502     SH         SOLE                   7062    0     111440
AFLAC INC COM              COM       001055102  16,162    526,626     SH         SOLE                 256788  250     269587
AIR PRODS & CHEMS INC      COM       009158106  10,948    260,604     SH         SOLE                 134779  120     125705
ALLTEL CORP COM            COM       020039103   5,803    144,614     SH         SOLE                 105395  125      39094
AMERICAN INTL GROUP I      COM       026874107  14,617    267,227     SH         SOLE                  97762  100     169365
ANADARKO PETE CORP CO      COM       032511107     949     21,300     SH         SOLE                  14855    0       6445
AOL TIME WARNER            COM       00184A105     445     38,008     SH         SOLE                  26871    0      11137
AT&T CORP COM              COM       001957109     196     16,281     SH         SOLE                    676    0      15605
AUSTINS STEAKS & SALO      COM       052482205       8     16,666     SH         SOLE                  16666    0          0
AUTOMATIC DATA PROCES      COM       053015103   7,685    221,019     SH         SOLE                 128412  140      92467
AVERY DENNISON CORP        COM       053611109   1,849     32,450     SH         SOLE                      0    0      32450
AVON PRODS INC COM         COM       054303102  11,680    253,367     SH         SOLE                 151182  140     102045
BANK AMER CORP COM         COM       060505104  17,843    279,670     SH         SOLE                 118590  110     160969
BANK NEW YORK INC          COM       064057102   8,482    295,118     SH         SOLE                 122533  130     172455
BAXTER INTL INC            COM       071813109   6,197    202,864     SH         SOLE                  27816    0     175048
BELLSOUTH CORP             COM       079860102     332     18,082     SH         SOLE                   6106    0      11976
BP AMOCO P L C ADR SP      COM       055622104   3,426     85,868     SH         SOLE                   1515    0      84353
BRISTOL MYERS SQUIBB       COM       110122108     341     14,320     SH         SOLE                   3880    0      10440
CADBURY SCHWEPPES DEL      PFD       127207207     222      8,700     SH         SOLE                   5300    0       3400
CARDINAL HEALTH INC C      COM       14149Y108  12,851    206,612     SH         SOLE                  96019   85     110508
CHESTER VY BANCORP IN      COM       166335109     822     49,839     SH         SOLE                   3736    0      46102
CHEVRONTEXACO CORPORA      COM       166764100  13,370    193,067     SH         SOLE                  91169   80     101818
CISCO SYS INC COM          COM       17275R102   5,726    546,368     SH         SOLE                  61808    0     484560
CITIGROUP INC COM          COM       172967101  15,076    508,468     SH         SOLE                 222870  200     285398
COCA COLA CO               COM       191216100     583     12,157     SH         SOLE                   4992    0       7165
COLGATE PALMOLIVE CO       COM       194162103  12,853    238,240     SH         SOLE                 121350  100     116790
CONOCOPHILLIPS COM         COM       20825C104     582     12,578     SH         SOLE                   1327    0      11251
DOMINION RES INC VA N      COM       25746U109   2,117     41,727     SH         SOLE                    422    0      41305
DUKE PWR CO                COM       264399106     819     41,910     SH         SOLE                  28825    0      13085
E M C CORP MASS COM        COM       268648102     358     78,390     SH         SOLE                  56702    0      21688
ELECTRONIC DATA SYS C      COM       285661104     147     10,482     SH         SOLE                   2519    0       7963
EMERSON ELEC CO            COM       291011104   8,720    198,458     SH         SOLE                  93012  115     105331
EXXON MOBIL CORP COM       COM       30231G102  15,933    499,475     SH         SOLE                 216371  200     282905
FAMILY DLR STORES INC      COM       307000109   1,925     71,615     SH         SOLE                  11405    0      60210
FANNIE MAE                 COM       313586109  16,233    272,632     SH         SOLE                 114944  100     157588
FIRST FINL BANCSHARES      COM       32020R109     361      9,900     SH         SOLE                   9900    0          0
FLEETBOSTON FINL CORP      COM       339030108     381     18,739     SH         SOLE                   8981    0       9758
FREDDIE MAC                COM       313400301   3,101     55,468     SH         SOLE                    418    0      55050
GANNETT INC DEL            COM       364730101     457      6,335     SH         SOLE                   1218    0       5117
GENERAL ELEC CO            COM       369604103  17,561    712,433     SH         SOLE                 247313  220     464900
HARTFORD FINL SVCS GR      COM       416515104   3,079     75,100     SH         SOLE                    100    0      75000
HEWLETT PACKARD CO CO      COM       428236103   3,050    261,373     SH         SOLE                  47652    0     213721
HOME DEPOT INC COM         COM       437076102     837     32,068     SH         SOLE                  11893    0      20175
HONEYWELL INTL INC CO      COM       438516106   1,221     56,380     SH         SOLE                  29340    0      27040
I B M                      COM       459200101  11,746    201,436     SH         SOLE                  84823   70     116542
ILLINOIS TOOL WKS INC      COM       452308109  11,257    192,981     SH         SOLE                 108624  100      84257
INTEL CORP COM             COM       458140100   6,883    495,515     SH         SOLE                 293744  300     201471
JOHN HANCOCK INVT TR       MF        47803P302     293     19,434     SH         SOLE                  19434    0          0
JOHNSON & JOHNSON          COM       478160104  19,935    368,625     SH         SOLE                 141292  120     227213
KIMBERLY CLARK CORP C      COM       494368103     255      4,496     SH         SOLE                   2600    0       1896
KRAFT FOODS INC CL A       COM       50075N104  10,611    291,024     SH         SOLE                 159979  170     130875
LOWES COS INC COM          COM       548661107  14,292    345,227     SH         SOLE                 204306  150     140771
LUCENT TECHNOLOGIES I      COM       549463107      18     23,242     SH         SOLE                   6941    0      16301
MBNA CORP COM              COM       55262L100   2,503    136,175     SH         SOLE                   1175    0     135000
MCGRAW-HILL COMPANIES      COM       580645109   3,390     55,381     SH         SOLE                    661    0      54720
MEDTRONIC INC COM          COM       585055106  13,187    313,078     SH         SOLE                 178440  155     134484
MELLON FINL CORP COM       COM       58551A108   1,743     67,230     SH         SOLE                   1530    0      65700
MERCK & CO INC             COM       589331107     601     13,144     SH         SOLE                  11344    0       1800
MICROSOFT CORP COM         COM       594918104   5,053    115,517     SH         SOLE                   8348    0     107169
MORGAN STANLEY DEAN W      COM       617446448   7,117    210,056     SH         SOLE                 133624  130      76302
NOKIA CORP ADR SPONSO      COM       654902204   6,338    478,354     SH         SOLE                 367478  400     110476
OMNICOM GROUP COM          COM       681919106   2,228     40,010     SH         SOLE                     10    0      40000
ORACLE SYS CORP            COM       68389X105   1,212    154,200     SH         SOLE                  72223    0      81977
ORASURE TECHNOLOGIES       COM       68554V108     186     41,900     SH         SOLE                  41900    0          0
PEPSICO INC                COM       713448108  12,154    328,934     SH         SOLE                 169782  165     158987
PFIZER INC                 COM       717081103   2,660     91,669     SH         SOLE                  21794    0      69875
PHILIP MORRIS COS INS      COM       718154107   5,118    131,905     SH         SOLE                   2605    0     129300
PNC FINANCIAL CORP         COM       693475105     630     14,928     SH         SOLE                   5150    0       9778
PRAXAIR INC COM            COM       74005P104   3,836     75,055     SH         SOLE                    405    0      74650
PROCTER & GAMBLE COMP      COM       742718109   3,471     38,838     SH         SOLE                   3632    0      35206
QUESTAR CORP COM           COM       748356102   8,761    383,591     SH         SOLE                 249956  250     133385
ROHM & HAAS CO COM         COM       775371107  10,772    347,481     SH         SOLE                 161851  160     185470
ROYAL DUTCH PETE CO N      COM       780257804     228      5,665     SH         SOLE                   3040    0       2625
SBC COMMUNICATIONS IN      COM       78387G103   9,951    495,060     SH         SOLE                 240978  250     253832
SUN MICROSYSTEMS INC       COM       866810104      32     12,380     SH         SOLE                   9680    0       2700
SYSCO CORP COM             COM       871829107   4,204    148,075     SH         SOLE                  18640    0     129435
TARGET CORP COM            COM       8.76E+110  11,762    398,434     SH         SOLE                 171926  150     226358
TEXAS INSTRS INC COM       COM       882508104     590     39,947     SH         SOLE                  28426    0      11521
TRAVELERS PROP & CAS CL    COM       89420G109   6,633    502,463     SH         SOLE                 265746  300     236416
UNITED TECHNOLOGIES C      COM       913017109     953     16,866     SH         SOLE                  16866    0          0
VERIZON COMMUNICATION      COM       92343V104   4,441    161,851     SH         SOLE                  28799    0     133052
WACHOVIA GROUP COM         COM       929903102   1,628     49,791     SH         SOLE                  19574    0      30217
WAL MART STORES INC        COM       931142103   1,080     21,927     SH         SOLE                   8055    0      13872
WELLS FARGO & CO NEW       COM       949746101  18,634    386,920     SH         SOLE                 186025  130     200764
WILEY JOHN & SONS INC      COM       968223206     288     13,067     SH         SOLE                      0    0      13067
WILMINGTON TR CORP CO      COM       971807102     246      8,520     SH         SOLE                      0    0       8520
WYETH                      COM       983024100   3,291    103,488     SH         SOLE                  30261    0      73227
XO COMMUNICATIONS INC      COM       983764101      15    493,497     SH         SOLE                 493497    0          0